Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Preferred stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2023		$ 15,000	$ 18,764,263	$ (97,152)	$ (18,050,051)	$ 632,060
Balance (in Shares) at Dec. 31, 2023		15,000,000
Cumulative Translation Adjustment				226,965		226,965
Net loss					(1,848,619)	(1,848,619)
Balance at Dec. 31, 2024		$ 15,000	18,764,263	129,813	(19,898,670)	(989,594)
Balance (in Shares) at Dec. 31, 2024		15,000,000
Cumulative Translation Adjustment				(197,381)		(197,381)
Net loss					(146,775)	(146,775)
Balance at Mar. 31, 2025		$ 15,000	18,764,263	(67,568)	(20,045,445)	(1,333,750)
Balance (in Shares) at Mar. 31, 2025		15,000,000
Balance at Dec. 31, 2024		$ 15,000	18,764,263	129,813	(19,898,670)	(989,594)
Balance (in Shares) at Dec. 31, 2024		15,000,000
Net loss						(144,966)
Balance at Jun. 30, 2025		$ 15,000	18,764,263	(404,414)	(20,043,636)	(1,668,787)
Balance (in Shares) at Jun. 30, 2025		15,000,000
Balance at Dec. 31, 2024		$ 15,000	18,764,263	129,813	(19,898,670)	(989,594)
Balance (in Shares) at Dec. 31, 2024		15,000,000
Cumulative Translation Adjustment				(524,173)		(524,173)
Net loss					(783,789)	(783,789)
Balance at Dec. 31, 2025		$ 15,000	18,764,263	(394,360)	(20,682,459)	(2,297,556)
Balance (in Shares) at Dec. 31, 2025		15,000,000
Balance at Mar. 31, 2025		$ 15,000	18,764,263	(67,568)	(20,045,445)	(1,333,750)
Balance (in Shares) at Mar. 31, 2025		15,000,000
Cumulative Translation Adjustment				(336,846)		(336,846)
Net loss					1,809	1,809
Balance at Jun. 30, 2025		$ 15,000	18,764,263	(404,414)	(20,043,636)	(1,668,787)
Balance (in Shares) at Jun. 30, 2025		15,000,000
Balance at Dec. 31, 2025		$ 15,000	18,764,263	(394,360)	(20,682,459)	(2,297,556)
Balance (in Shares) at Dec. 31, 2025		15,000,000
Fair value of Note Warrants			585,402			585,402
Cumulative Translation Adjustment				78,113		78,113
Net loss					(704,932)	(704,932)
Balance at Mar. 31, 2026		$ 15,000	19,349,665	(316,247)	(21,387,391)	(2,338,973)
Balance (in Shares) at Mar. 31, 2026		15,000,000
Balance at Dec. 31, 2025		$ 15,000	18,764,263	(394,360)	(20,682,459)	(2,297,556)
Balance (in Shares) at Dec. 31, 2025		15,000,000
Net loss						(4,030,345)
Balance at Jun. 30, 2026	$ 18	$ 14,388	21,797,723	(259,165)	(24,712,804)	(3,159,840)
Balance (in Shares) at Jun. 30, 2026	18,000.018	14,388,000
Balance at Mar. 31, 2026		$ 15,000	19,349,665	(316,247)	(21,387,391)	(2,338,973)
Balance (in Shares) at Mar. 31, 2026		15,000,000
Issuance of share awards under Maxim Letter Agreement		$ 450	(450)
Issuance of share awards under Maxim Letter Agreement (in Shares)		450,000
Share-based compensation			2,444,776			2,444,776
Common stock issued for cash under Securities Purchase Agreement		$ 1,438				1,438
Common stock issued for cash under Securities Purchase Agreement (in Shares)		1,438,000
Warrants issued for cash under Securities Purchase Agreement			1,250			1,250
Exchange of common stock for preferred shares under Exchange Agreement	$ 18	$ 2,500	2,482
Exchange of common stock for preferred shares under Exchange Agreement (in Shares)	18,000.018	2,500,000
Cumulative Translation Adjustment				57,082		57,082
Net loss					(3,325,413)	(3,325,413)
Balance at Jun. 30, 2026	$ 18	$ 14,388	$ 21,797,723	$ (259,165)	$ (24,712,804)	$ (3,159,840)
Balance (in Shares) at Jun. 30, 2026	18,000.018	14,388,000